Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events
Subsequent events

24. Subsequent events

Grant of restricted shares

Under the Share Incentive Plan, the Group granted 58,649,850 restricted shares to its employee in January 2025, which are subject to service conditions in a three-year or four-year vesting schedule. The subscription price for these restricted shares upon vested is US$0 per share.